Short-Term and Long-Term Debt	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt
NOTE 5 – SHORT-TERM AND LONG-TERM DEBT
Term Loan - UBS
On December 21, 2018, the Company entered into
a
 credit agreement with UBS that consisted of a term loan of $280.0 million and required quarterly principal and interest payments with a
l
l remaining principal and interest due on December 21, 2024. The term loan had an interest rate of LIBOR plus 5.5%.
On November 12, 2019, the Company amended its term loan with UBS in order to raise an additional $35.0 million. Under the amended agreement, the maturity date of the term loan and interest rate remained unchanged. However, the quarterly principal repayment changed to $0.8 million. The principal and quarterly interest are paid on the last business day of each quarter, except at maturity.
As a result of this debt modification, the Company incurred $1.5 million in debt issuance costs, which was capitalized and is being amortized over the remaining term of the loan along with the unamortized debt issuance costs of the original debt.
The Company’s principal outstanding balances on the UBS Term Loan were $306.6 million and $309.0 million as of September 30, 2021 and December 31, 2020, respectively.
Senior Secured Revolving Credit Facility - UBS
On December 21, 2018, the Company entered into a $30 million revolving credit facility with UBS. As of September 30, 2021 and December 31, 2020, no outstanding amounts were drawn on the revolving credit facility. Immediately prior to the Business Combination, the Company had an outstanding balance on the revolving credit facility of $25 million, which was paid off in full at the close of the transaction on September 30, 2021.
Borrowings under the revolving debt facility bear interest at a floating rate which can be, at the Company’s option, either (1) a LIBOR rate for a specified interest period plus an applicable margin of up to 5.50% or (2) a base rate plus an applicable margin of up to 4.5%. After the Closing Date, the applicable margins for LIBOR rate and base rate borrowings are each subject to a reduction to 5.25% and 4.25%, respectively, if the Company maintains a total leverage ratio of less than or equal to 5.00:1.00. The LIBOR rate applicable to the revolving credit facility is subject to a “floor” of 0.0%. Additionally, the Company is required to pay a commitment fee of up to 0.50% per annum of the unused balance.

Term Loan - BNP Paribas
The loan matured in
January 2021
and bore interest at 2.15% per annum with fixed payments of $7,740, which were payable monthly. On January 2, 2021, the Company extinguished the term loan outstanding with BNP Paribas by making the final fixed monthly payment.
Bank Overdraft Facility – BNP Paribas Fortis N.V.
On October 8, 2018, a Belgium subsidiary of the Company entered into a €250,000 bank overdraft facility with BNP Paribas Fortis. As of September 30, 2021 and December 31, 2020, the Company had €0 drawn on the revolving credit facility. Borrowings under the bank overdraft facility have an indefinite term.
Borrowings under the bank overdraft facility bear interest at a floating rate which is a base rate plus an applicable margin of up to 2.0%. The base fee amounts to 9.4% as of September 30, 2021 and is variable. Any overages are charged against a percentage of 6% on a yearly basis. There is no commitment fee payable for the unused balance of the bank overdraft facility.
Backstop Agreement
On September 30, 2021, KORE Wireless Group Inc. borrowed $95.1 million in exchange for senior unsecured exchangeable notes due 2028 (“Backstop Notes”) pursuant to an indenture (the “Indenture”), dated September 30, 2021, by and among KORE Group Holdings, Inc., KORE Wireless Group Inc. and Fortress Credit Corp. (“Fortress”). The Backstop Notes were issued at par, bearing interest at the rate of 5.50%
per annum which is paid quarterly, and a maturity of
seven
years. The Backstop Notes are guaranteed by the Company and are exchangeable into common stock of the Company at $12.50 per
share (the “Base Exchange Rate”)
at any time at the option of Fortress.
At the Base Exchange Rate, the Backstop Notes are exchangeable into 7.6 million shares of common stock.

The Base Exchange Rate may be adjusted for certain dilutive events or change in control events as defined by the Indenture Agreement (the “Adjusted Exchange Rate”). Additionally, if after the
2
-year anniversary of the issuance of the Backstop Notes the Company’s shares are trading at a defined premium to the Base Exchange Rate or applicable Adjusted Exchange Rate, the Company may redeem the Backstop Notes for cash, force an exchange into shares of its common stock at an amount per share based on a time-value make whole table, or settle with a combination of cash and an exchange

(the “Company Option”). Since the Company may use the Company Option to potentially settle all or part of the Backstop Notes for the cash equivalent of the fair value of the common stock for which the notes may be exchanged, a portion of the proceeds of the Backstop Notes have been allocated to equity, based on the estimated fair value of Backstop Notes had they not contained the exchange features. As of September 30, 2021: the carrying amount of the equity component was $12.5 million, net of allocation issuance costs of $0.2 million; the liability component consisted of principal, unamortized discount, and unamortized issuance costs of $95.1 million, $12.7 million, and $1.5 million, respectively; and the net carrying amount is $80.9 million. The unamortized discount and issuance costs will be amortized through September 30, 2028. The effective interest rate of the liability component is
8.4
%. No interest cost was recognized on the Backstop Notes for the three month and nine month periods ended September 30, 2021.
The Backstop Agreement contains a customary
six-month
lock up following the closing, which prohibits Fortress from hedging the Backstop Notes by short selling the Company’s common stock or hedging the notes via the Company’s warrants or options.